Post-retirement pension and other defined benefit schemes - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement
Beginning of year	$ (7,079)
End of year	(7,480)	$ (7,079)
Obligations of plans	(7,480)	(7,079)
Scheme obligations
Movement
Beginning of year	(7,079)	(7,907)
Current service cost	(86)	(72)
Past service credit/(cost)	26	(9)
Participant contributions	(13)	(13)
Benefits paid	478	451
Interest expense on post-retirement scheme obligations	(340)	(312)
Actuarial gains/(losses)	205	395
Exchange and other adjustments	(684)	272
Settlements	13	116
End of year	(7,480)	(7,079)
Obligations of plans	(7,480)	(7,079)
UK defined benefit plans
Movement
Beginning of year	(4,592)
End of year	(4,767)	(4,592)
Obligations of plans	$ (4,767)	(4,592)
Weighted average duration of the post-retirement scheme obligations	10 years
UK defined benefit plans | Scheme obligations
Movement
Beginning of year	$ (4,592)	(5,161)
Current service cost	(5)	(6)
Past service credit/(cost)	32	(2)
Participant contributions	(1)	(1)
Benefits paid	336	323
Interest expense on post-retirement scheme obligations	(248)	(231)
Actuarial gains/(losses)	30	416
Exchange and other adjustments	(319)	70
End of year	(4,767)	(4,592)
Obligations of plans	(4,767)	(4,592)
SWEDEN
Movement
Beginning of year	(1,508)
End of year	(1,680)	(1,508)
Obligations of plans	$ (1,680)	(1,508)
Weighted average duration of the post-retirement scheme obligations	16 years
SWEDEN | Scheme obligations
Movement
Beginning of year	$ (1,508)	(1,602)
Current service cost	(41)	(26)
Past service credit/(cost)	(5)	(8)
Benefits paid	58	52
Interest expense on post-retirement scheme obligations	(55)	(47)
Actuarial gains/(losses)	149	(23)
Exchange and other adjustments	(278)	146
End of year	(1,680)	(1,508)
Obligations of plans	(1,680)	(1,508)
Rest of Group
Movement
Beginning of year	(979)
End of year	(1,033)	(979)
Obligations of plans	$ (1,033)	(979)
Weighted average duration of the post-retirement scheme obligations	12 years
Rest of Group | Scheme obligations
Movement
Beginning of year	$ (979)	(1,144)
Current service cost	(40)	(40)
Past service credit/(cost)	(1)	1
Participant contributions	(12)	(12)
Benefits paid	84	76
Interest expense on post-retirement scheme obligations	(37)	(34)
Actuarial gains/(losses)	26	2
Exchange and other adjustments	(87)	56
Settlements	13	116
End of year	(1,033)	(979)
Obligations of plans	(1,033)	(979)
Funded pension schemes
Movement
Beginning of year	(6,804)
End of year	(7,213)	(6,804)
Obligations of plans	(7,213)	(6,804)
Funded pension schemes | UK defined benefit plans
Movement
Beginning of year	(4,582)
End of year	(4,758)	(4,582)
Obligations of plans	(4,758)	(4,582)
Funded pension schemes | SWEDEN
Movement
Beginning of year	(1,505)
End of year	(1,678)	(1,505)
Obligations of plans	(1,678)	(1,505)
Funded pension schemes | Rest of Group
Movement
Beginning of year	(717)
End of year	(777)	(717)
Obligations of plans	(777)	(717)
Funded post-retirement healthcare schemes
Movement
Beginning of year	(78)
End of year	(67)	(78)
Obligations of plans	(67)	(78)
Funded post-retirement healthcare schemes | Rest of Group
Movement
Beginning of year	(78)
End of year	(67)	(78)
Obligations of plans	(67)	(78)
Unfunded pension schemes
Movement
Beginning of year	(170)
End of year	(181)	(170)
Obligations of plans	(181)	(170)
Unfunded pension schemes | SWEDEN
Movement
Beginning of year	(3)
End of year	(2)	(3)
Obligations of plans	(2)	(3)
Unfunded pension schemes | Rest of Group
Movement
Beginning of year	(167)
End of year	(179)	(167)
Obligations of plans	(179)	(167)
Unfunded post-retirement healthcare schemes
Movement
Beginning of year	(27)
End of year	(19)	(27)
Obligations of plans	(19)	(27)
Unfunded post-retirement healthcare schemes | UK defined benefit plans
Movement
Beginning of year	(10)
End of year	(9)	(10)
Obligations of plans	(9)	(10)
Unfunded post-retirement healthcare schemes | Rest of Group
Movement
Beginning of year	(17)
End of year	(10)	(17)
Obligations of plans	$ (10)	$ (17)